Share Capital (Details 6) - shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants outstanding at December 31		36,356,139	30,809,118	40,335,498
Warrants issued		250,000	11,505,354	7,177,620
Warrants exercised			(1,308,333)
Warrants expired		(401,250)	(4,650,000)	(16,704,000)
Warrants outstanding at December 31		36,204,889	36,356,139	30,809,118
Warrant [Member] | 0.20 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates				Sep. 28, 2015
Warrants outstanding at December 31				11,300,000
Warrants issued
Warrants exercised
Warrants expired				(11,300,000)
Warrants outstanding at December 31
Warrant [Member] | 0.20 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates				Sep. 28, 2015
Warrants outstanding at December 31				904,000
Warrants issued
Warrants exercised
Warrants expired				(904,000)
Warrants outstanding at December 31
Warrant [Member] | 0.20 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates				Dec. 19, 2015
Warrants outstanding at December 31				4,500,000
Warrants issued
Warrants exercised
Warrants expired				(4,500,000)
Warrants outstanding at December 31
Warrant [Member] | 0.20 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates				Jan. 11, 2016
Warrants outstanding at December 31			600,000	600,000
Warrants issued
Warrants exercised
Warrants expired
Warrants outstanding at December 31				600,000
Warrant [Member] | 0.20 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates				Jan. 18, 2016
Warrants outstanding at December 31			1,000,000	1,000,000
Warrants issued
Warrants exercised
Warrants expired
Warrants outstanding at December 31				1,000,000
Warrant [Member] | 0.10 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates				Jan. 31, 2016
Warrants outstanding at December 31			550,000	550,000
Warrants issued
Warrants exercised
Warrants expired
Warrants outstanding at December 31				550,000
Warrant [Member] | 0.10 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates	[1]			Jul. 31, 2017
Warrants outstanding at December 31			8,450,000	8,450,000
Warrants issued
Warrants exercised
Warrants expired
Warrants outstanding at December 31				8,450,000
Warrant [Member] | 0.15 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates				Mar. 18, 2017
Warrants outstanding at December 31			55,000	55,000
Warrants issued
Warrants exercised
Warrants expired
Warrants outstanding at December 31				55,000
Warrant [Member] | 0.15 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates				Sep. 18, 2018
Warrants outstanding at December 31			5,254,055	5,254,055
Warrants issued
Warrants exercised
Warrants expired
Warrants outstanding at December 31				5,254,055
Warrant [Member] | 0.15 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates	[1]			Sep. 18, 2018
Warrants outstanding at December 31			661,718	661,718
Warrants issued
Warrants exercised
Warrants expired
Warrants outstanding at December 31				661,718
Warrant [Member] | 0.15 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates				Apr. 03, 2017
Warrants outstanding at December 31			346,250	346,250
Warrants issued
Warrants exercised
Warrants expired
Warrants outstanding at December 31				346,250
Warrant [Member] | 0.15 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates	[1]			Oct. 03, 2018
Warrants outstanding at December 31			4,153,750	4,153,750
Warrants issued
Warrants exercised
Warrants expired
Warrants outstanding at December 31				4,153,750
Warrant [Member] | 0.15 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates	[1]			Oct. 03, 2018
Warrants outstanding at December 31			60,725	60,725
Warrants issued
Warrants exercised
Warrants expired
Warrants outstanding at December 31				60,725
Warrant [Member] | 0.15 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates				Jul. 09, 2016
Warrants outstanding at December 31			2,500,000	2,500,000
Warrants issued
Warrants exercised
Warrants expired
Warrants outstanding at December 31				2,500,000
Warrant [Member] | 0.08 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates				Sep. 21, 2018
Warrants outstanding at December 31			5,749,443
Warrants issued				5,749,443
Warrants exercised
Warrants expired
Warrants outstanding at December 31				5,749,443
Warrant [Member] | 0.08 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates				Sep. 21, 2018
Warrants outstanding at December 31			594,844
Warrants issued				594,844
Warrants exercised
Warrants expired
Warrants outstanding at December 31				594,844
Warrant [Member] | 0.08 [Member]
Disclosure of continuing involvement in derecognised financial assets [line items]
Warrants Expiry Dates				Oct. 30, 2018
Warrants outstanding at December 31			833,333
Warrants issued				833,333
Warrants exercised
Warrants expired
Warrants outstanding at December 31				833,333

[1]	On August 28, 2015, the Company extended the terms of the expiry periods of the warrants by 18 months.